Share Capital - Disclosure of Weighted Average Number of Common Shares and Common Shares B (Detail) - Aegon Ltd. [member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common shares [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	1,753,162	2,067,119
Common share B [member]
Disclosure of classes of share capital [Line Items]
Weighted average number of common shares	388,169	523,149